Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	4,330,314	3,925,314	2,710,096
Common stock, shares outstanding	4,241,260	3,821,236	2,545,922
Series A Convertible Preferred Stock [Member]
Preferred stock, shares issued	351,037	351,037	351,037
Preferred stock, shared outstanding	351,037	351,037	351,037